FINANCIAL INSTRUMENTS - Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 18,651	$ 9,093
Borrowings	499,985	279,463
Total equity	$ 261,428	$ 254,722	$ 242,943	$ 216,728